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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                    ----------------------------------------
               METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                     METLIFE OF CT SEPARATE ACCOUNT THREE

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                -----------------------------------------------
             METLIFE OF CT FUND UL II FOR VARIABLE LIFE INSURANCE
                      METLIFE OF CT SEPARATE ACCOUNT ONE

                             METLIFE VARIABLE LIFE
                       METLIFE VARIABLE LIFE ACCUMULATOR
                 METLIFE VARIABLE LIFE ACCUMULATOR (SERIES 2)
                 METLIFE VARIABLE LIFE ACCUMULATOR--SERIES III
                     METLIFE VARIABLE SURVIVORSHIP LIFE II
                      METLIFE VARIABLE SURVIVORSHIP LIFE
                                    INVEST
                                MARKETLIFE/SM/
                                  VINTAGELIFE

                      SUPPLEMENT DATED DECEMBER 29, 2006
                                      TO
      THE PROSPECTUSES DATED MAY 1, 2006 AND MAY 1, 2005, AS SUPPLEMENTED

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (each referred to as the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. Each of the Replacement Funds is a Portfolio of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your Policy, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus for future reference.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Policy Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2007.

The proposed substitution and respective adviser and/or sub-adviser applicable to all of the Policies listed above EXCEPT Invest are:
                                    ------

EXISTING FUND AND CURRENT ADVISER                                  REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------------------------              ----------------------------------------------------
PIMCO Variable Insurance Trust - Real Return         (right arrow) Met Investors Series Trust - PIMCO Inflation
Portfolio (Administrative Class )                                  Protected Bond Portfolio (Class A)

Pacific Investment Management Company LLC                          Pacific Investment Management Company LLC
-----------------------------------------------------              ----------------------------------------------------

The proposed substitution and respective adviser and/or sub-adviser applicable to all of the Policies listed above EXCEPT Invest and VintageLife are:
                                    ------

EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER                      REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------------------------              ----------------------------------------------------
DWS Investments VIT Funds - DWS Small Cap Index VIP  (right arrow) Metropolitan Series Fund, Inc. - Russell 2000 Index
(Class A)                                                          Portfolio (Class A)

Deutsche Asset Management, Inc./Northern Trust                     Metropolitan Life Insurance Company
Investments, N.A.
-----------------------------------------------------              ----------------------------------------------------

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The proposed substitutions and respective advisers and/or sub-advisers applicable to all of the Policies listed above EXCEPT MetLife Variable
                                               ------
Survivorship Life II and VintageLife are:

EXISTING FUND AND CURRENT ADVISER                                  REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------------------------              ----------------------------------------------------
Dreyfus Stock Index Fund, Inc. (Initial Class)       (right arrow) Metropolitan Series Fund, Inc. - MetLife Stock Index
                                                                   Portfolio (Class A)

The Dreyfus Corporation                                            Metropolitan Life Insurance Company
-----------------------------------------------------              ----------------------------------------------------
Variable Insurance Products Fund - Asset Manager/SM/ (right arrow) Metropolitan Series Fund, Inc. - BlackRock
Portfolio (Initial Class)                                          Diversified Portfolio (Class A)

Fidelity Management & Research Company                             BlackRock Advisors, LLC
-----------------------------------------------------              ----------------------------------------------------

The proposed substitutions and respective advisers and/or sub-advisers applicable to all of the Policies listed above EXCEPT MarketLife/SM/, Invest,
                                               ------
MetLife Variable Survivorship Life, and VintageLife are:

EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER                    REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------------              -------------------------------------------------
Credit Suisse Trust - Credit Suisse Emerging       (right arrow) Met Investors Series Trust - MFS Emerging Markets
Markets Portfolio                                                Equity Portfolio (Class A)

Credit Suisse Asset Management, LLC/ Credit Suisse               Massachusetts Financial Services Company
Asset Management Limited (U.K.), (Australia))
---------------------------------------------------              -------------------------------------------------
Putnam Variable Trust - Putnam VT International    (right arrow) Met Investors Series Trust - MFS Research
Equity Fund (Class IB)                                           International Portfolio (Class B)

Putnam Investment Management, LLC                                Massachusetts Financial Services Company
---------------------------------------------------              -------------------------------------------------
Putnam Variable Trust - Putnam VT Small Cap        (right arrow) Met Investors Series Trust - Third Avenue Small
Value Fund (Class IB)                                            Cap Value Portfolio (Class B)

Putnam Investment Management, LLC                                Third Avenue Management LLC
---------------------------------------------------              -------------------------------------------------

The proposed substitution and respective adviser and/or sub-adviser applicable ONLY to MarketLife/SM/ and Invest are:
----

EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER                      REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------------------------              ----------------------------------------------------
Franklin Templeton Variable Insurance Products       (right arrow) Met Investors Series Trust - Loomis Sayles Global
Trust - Templeton Global Asset Allocation Fund                     Markets Portfolio (Class A)
(Class 1)

Templeton Investment Counsel, LLC/Franklin                         Loomis Sayles & Company, L.P.
Investment Management Limited
-----------------------------------------------------              ----------------------------------------------------

Please note that:

   . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

   . The elections you have on file for allocating your cash value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

   . You may transfer amounts in your Policy among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Policy, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Policy Owners or agents of Policy Owners.

   . If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Funds after the substitution, any transfer charge that might otherwise

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     be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

   . On the effective date of the substitutions, your cash value in the variable investment options will be the same as before the substitutions. However, the number of units you receive in the Replacement Funds will be different from the number of units in your Existing Funds, due to the difference in unit values.

   .  There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and/or Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers. Please contact your registered representative if you have any questions.